Business, Liquidity and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business, Liquidity and Summary of Significant Accounting Policies

Note 1 — Business, Liquidity and Summary of Significant Accounting Policies

Business

Marina Biotech, Inc. (collectively “Marina”, “the company”, “us” or “we”), in conjunction with our wholly-owned and financially consolidated subsidiaries, Cequent Pharmaceuticals, Inc. (“Cequent”), MDRNA Research, Inc. (“MDRNA”), and Atossa Healthcare, Inc. (“Atossa”), is a biotechnology company focused on the discovery, development and commercialization of nucleic acid-based therapies to treat orphan diseases. Since 2010, we have strategically acquired/in-licensed and further developed nucleic acid chemistry and delivery-related technologies to form an integrated drug discovery platform. We distinguish ourselves from other companies in the nucleic acid therapeutics area through this unique platform that enables the development of a variety of therapeutics targeting coding and non-coding RNA via multiple mechanisms of action such as RNA interference (“RNAi”), messenger RNA (“mRNA”) translational inhibition, exon skipping, miRNA (“miRNA”) replacement, miRNA inhibition, and steric blocking in order to modulate gene expression either up or down depending on the specific mechanism of action. Our goal is to dramatically improve the lives of the patients and families affected by orphan diseases through either our own efforts or those of our collaborators and licensees.

We are focusing our efforts and resources on the discovery and development of our own pipeline of nucleic acid-based compounds in order to commercialize drug therapies to treat orphan diseases. In addition, we will seek to establish collaborations and strategic partnerships with pharmaceutical and biotechnology companies to generate revenue through up-front, milestone and royalty payments related to our technology and/or the products that are developed using such technology.

Liquidity

The accompanying condensed consolidated financial statements have been prepared on the basis that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. At September 30, 2014, we had an accumulated deficit of $344 million. To the extent that sufficient funding is available, we will continue to incur losses as we continue our research and development (“R&D”) activities. In addition, we have had and will continue to have negative cash flows from operations. We have funded our losses primarily through the sale of common and preferred stock and warrants, revenue provided from our license agreements with other parties, and, to a lesser extent, equipment financing facilities and secured loans. At September 30, 2014, we had a working capital surplus of $1.0 million, which included $3.2 million in cash.

On February 24, 2014, certain debt holders exchanged secured promissory notes in the aggregate principal and interest amount of $1.5 million for 2.0 million shares of our common stock. In addition, on March 7, 2014, we entered into a Securities Purchase Agreement with certain investors pursuant to which we sold 1,200 shares of our Series C Convertible Preferred Stock (“Series C Preferred”), and warrants to purchase up to 6.0 million shares of our common stock at an exercise price of $0.75 per share, for an aggregate purchase price of $6.0 million. Each share of Series C Stock has a stated value of $5,000 per share and is convertible into shares of common stock at a conversion price of $0.75 per dollar of stated value. The Series C Stock is initially convertible into an aggregate of 8.0 million shares of our common stock, subject to certain limitations and adjustments.

We believe that our current cash resources, which include the proceeds of the March 2014 offering of Series C Stock, will enable us to fund our intended operations through May 2015.

Basis of Preparation and Summary of Significant Accounting Policies

Basis of Preparation — The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and note disclosures required by U.S. generally accepted accounting principles for complete financial statements. The accompanying unaudited financial information should be read in conjunction with the audited consolidated financial statements, including the notes thereto, as of and for the year ended December 31, 2013, included in our 2013 Annual Report on Form 10-K filed with the SEC. The information furnished in this report reflects all adjustments (consisting of normal recurring adjustments), which are, in the opinion of management, necessary for a fair presentation of our financial position, results of operations and cash flows for each period presented. The results of operations for the three and nine months ended September 30, 2014 are not necessarily indicative of the results for the year ending December 31, 2014 or for any future period.

Use of Estimates — Our accounting principles require our management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting periods. Estimates having relatively higher significance include revenue recognition, stock-based compensation, valuation of warrants, valuation and estimated lives of identifiable intangible assets, impairment of long-lived assets, valuation of features embedded within note agreements and amendments, and income taxes. Actual results could differ from those estimates.

Fair Value of Financial Instruments — We consider the fair value of cash, restricted cash, accounts receivable, accounts payable and accrued liabilities to not be materially different from their carrying value. These financial instruments have short-term maturities.

We follow authoritative guidance with respect to fair value reporting issued by the Financial Accounting Standards Board (“FASB”) for financial assets and liabilities, which defines fair value, provides guidance for measuring fair value and requires certain disclosures. The guidance does not apply to measurements related to share-based payments. The guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

Our cash and restricted cash are subject to fair value measurement and are valued determined by Level 1 inputs. We measure and report at fair value our accrued restructuring liability using discounted estimated cash flows. We measure the liability for committed stock issuances with a fixed share number using Level 1 inputs. We measure the liability for price adjustable warrants and certain features embedded in notes using the Black-Scholes-Merton valuation model, using Level 3 inputs.

The following tables summarize our liabilities measured at fair value on a recurring basis as of December 31, 2013 and September 30, 2014:

		Level 1	Level 2	Level 3
	Balance at December 31, 2013	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$5,226	$—	$—	$5,226
Fair value liability for shares to be issued	1,019	1,019	—	—
Total liabilities at fair value	$6,245	$1,019	$—	$5,226

		Level 1	Level 2	Level 3
	Balance at September 30, 2014	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$15,495	$—	$—	$15,495
Fair value liability for shares to be issued	25	25	—	—
Total liabilities at fair value	$15,520	$25	$—	$15,495

The following presents activity of the fair value liability of price adjustable warrants determined by Level 3 inputs for the nine-month period from December 31, 2013 to September 30, 2014:

		Weighted average as of each measurement date
	Fair value liability for price adjustable warrants (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life (in years)	Risk free rate
Balance at December 31, 2013	$5,226	$0.28	$0.40	124%	4.08	1.30%
Cashless exercise of warrants	(1,916)	0.28	1.15	134	3.21	0.79
Warrant issuance in connection with Series C	5,929	0.75	1.50	121	2.08	0.64
Change in fair value included in statement of operations	6,256	—	—	—	—	—
Balance at September 30, 2014	$15,495	$0.38	$0.65	125%	3.09	0.90%

Net Income (Loss) per Common Share — Basic net income (loss) per share of common stock has been computed by dividing net income (loss) by the weighted average number of shares outstanding during the period. Diluted net income per share of common stock has been computed by dividing net income by the weighted average number of shares outstanding plus the diluting effect, if any, of outstanding stock options, warrants and convertible securities. Diluted net loss per share of common stock has been computed by dividing the net loss for the period by the weighted average number of shares of common stock outstanding during such period. In a net loss period, options, warrants and convertible securities are anti-dilutive and therefore excluded from diluted loss per share calculations. The following have been excluded as they are anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2014	2013	2014
Stock options outstanding	284,829	1,303,504	284,829	1,303,504
Warrants	16,914,301	21,210,695	16,624,301	21,210,695
Convertible preferred stock	—	8,000,000	—	8,000,000
Total	17,199,130	30,514,199	16,909,130	30,514,199

The following is a reconciliation of diluted weighted average shares outstanding:

	Three Months Ended September 30,		Nine Months Ended September 30,
(In thousands)	2013	2014	2013	2014
Weighted average common shares outstanding	16,938	25,668	16,938	24,248
Assumed conversion of net common shares issuable under warrants	—	—	290	—
Weighted average common and common equivalent shares outstanding, diluted	16,938	25,668	17,228	24,248

Recently Issued Accounting Standards — In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers”, which provides guidance for revenue recognition. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. This ASU also requires additional disclosures. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016. We are currently in the process of evaluating the impact of adoption of this ASU on the financial statements.

In April 2014, the FASB issued ASU No. 2014-08, “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” which changes the criteria for determining which disposals can be presented as discontinued operations and modifies the related disclosure requirements. Under the new guidance, a disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results and is disposed of or classified as held for sale. The standard also introduces several new disclosures. The guidance applies prospectively to new disposals and new classifications of disposal groups as held for sale after the effective date. ASU 2014-08 is effective for annual and interim periods beginning after December 15, 2014, with early adoption permitted. We are currently in the process of evaluating the impact of adoption of this ASU on the financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements — Going Concern (Subtopic 205-40); Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” which applies should a company be facing probable liquidation within one year of the issuance of the financial statements, but is not actually in liquidation at the time of issuance. The applicable accounting basis for presentation remains as a going concern, but if liquidation within one year is probable, then certain disclosures must be included in the financial statement presentation. ASU 2014-15 is effective for annual and interim periods beginning after December 15, 2016, with early adoption permitted. ASU 2014-15 is not currently applicable as management has plans in place that alleviate any substantial doubt as to our ability to continue as a going concern.

Note 1 — Business, Liquidity and Summary of Significant Accounting Policies

Business

Marina Biotech, Inc. (collectively “Marina”, “the company”, “us” or “we”), in conjunction with our wholly-owned and financially consolidated subsidiaries, Cequent Pharmaceuticals, Inc. (“Cequent”), MDRNA Research, Inc. (“MDRNA”), and Atossa Healthcare, Inc. (“Atossa”), is a biotechnology company focused on the discovery, development and commercialization of nucleic acid-based therapies to treat orphan diseases. Since 2010, we have strategically acquired/in-licensed and further developed nucleic acid chemistry and delivery-related technologies to form an integrated drug discovery platform. We distinguish ourselves from others in the nucleic acid therapeutics area through this unique platform that enables the development of a variety of therapeutics targeting coding and non-coding RNA via multiple mechanisms of action such as RNA interference RNAi, messenger RNA translational inhibition, exon skipping, miRNA replacement, miRNA inhibition, and steric blocking in order to modulate gene expression either up or down depending on the specific mechanism of action. Our goal is to dramatically improve the lives of the patients and families affected by orphan diseases through either our own efforts or those of our collaborators and licensees.

We plan to focus our efforts and resources on the discovery and development of our own pipeline of nucleic acid-based compounds in order to commercialize drug therapies to treat orphan diseases. Our lead effort is the clinical development of CEQ508 to treat FAP, a rare disease for which CEQ508 received FDA ODD in 2010. In the U.S., ODD entitles a company to seven years of marketing exclusivity for its drug upon regulatory approval. In addition, ODD permits a company to apply for: (1) grant funding from the U.S. government to defray costs of clinical trial expenses, (2) tax credits for clinical research expenses and (3) exemption from the FDA's prescription drug application fee. Currently, there is no approved therapeutic for the treatment of FAP. In April 2012, we announced the completion of dosing for Cohort 2 in the Dose Escalation Phase of the START-FAP (Safety and Tolerability of An RNAi Therapeutic in Familial Adenomatous Polyposis) Phase 1b/2a clinical trial. In addition, we expect to advance pre-clinical programs in DM1 and DMD through to human proof-of-concept.

Further, we will seek to establish collaborations and strategic partnerships with pharmaceutical and biotechnology companies to generate revenue through up-front, milestone and royalty payments related to our technology and/or the products that are developed using such technology.

We believe we have successfully created an unique and unparalleled industry-leading nucleic acid-based drug discovery platform, which is protected by a strong IP position and validated through: (1) licensing agreements with Mirna and ProNAi and their respective clinical experience with our SMARTICLES-based liposomal delivery technology; (2) a licensing agreement with Novartis for the CRN technology; (3) a licensing agreement with Tekmira for the UNA technology; (4) licensing agreements with three large international companies (i.e., Roche, Novartis and Monsanto) for certain chemistry and delivery technologies; and (5) our own FAP Phase 1b/2a clinical trial with the tkRNAi platform.

Liquidity

The accompanying consolidated financial statements have been prepared on the basis that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. At December 31, 2013, we had an accumulated deficit of approximately $331.3 million. To the extent that sufficient funding is available, we will in the future continue to incur losses as we continue our research and development (“R&D”) activities. In addition, we have had and will continue to have negative cash flows from operations. We have funded our losses primarily through the sale of common and preferred stock and warrants, revenue provided from our license agreements with other parties, and, to a lesser extent, equipment financing facilities and secured loans. In 2013, we funded operations with a combination of issuances of debt, license-related revenues, and sales of reagents. At December 31, 2013, we had a working capital deficit of $5.2 million and $0.91 million in cash. Our minimized operating expenses consumed the majority of our cash resources during 2013.

In February 24, 2014, certain debt holders exchanged secured promissory notes in the aggregate principal and interest amount of $1.5 million for 2.0 million shares of our common stock. In addition, on March 7, 2014, we sold 1,200 shares of our Series C Convertible Preferred Stock and 6.0 million warrants to purchase one share of common stock for $0.75 per share, resulting in proceeds of $6.0 million. We believe that our current cash resources, which include the proceeds of the March 2014 offering, will enable us to fund our intended operations through May 2015.

Summary of Significant Accounting Policies

Principles of Consolidation — We consolidate our financial statements with our wholly-owned subsidiaries, Cequent, MDRNA, and Atossa, and eliminate any inter-company balances and transactions.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods. Estimates having relatively higher significance include revenue recognition, R&D costs, stock-based compensation, valuation of warrants and subscription investment units, valuation and estimated lives of identifiable intangible assets, impairment of long-lived assets, valuation of features embedded within note agreements and amendments, estimated accrued restructuring charges and income taxes. Actual results could differ from those estimates.

Restricted Cash — Amounts pledged as collateral underlying letters of credit for lease deposits are classified as restricted cash. Changes in restricted cash have been presented as investing activities in the Consolidated Statements of Cash Flows.

Fair Value of Financial Instruments — We consider the fair value of cash, restricted cash, accounts receivable, accounts payable and accrued liabilities not to be materially different from their carrying value. These financial instruments have short-term maturities. We follow authoritative guidance with respect to fair value reporting issued by the Financial Accounting Standards Board (“FASB”) for financial assets and liabilities, which defines fair value, provides guidance for measuring fair value and requires certain disclosures. The guidance does not apply to measurements related to share-based payments. The guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

Our cash and restricted cash are subject to fair value measurement and are valued determined by Level 1 inputs. We measure and report at fair value our accrued restructuring liability using discounted estimated cash flows. We measure the liability for committed stock issuances with a fixed share number using Level 1 inputs. We measure the liability for price adjustable warrants, subscription investment units, and certain features embedded in notes, using Black-Scholes, using Level 3 inputs. The following tables summarize our liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2013:

		Level 1		Level 3
(In thousands)	Balance at December 31, 2012	Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$4,169	$-	$-	$4,169
Fair value liability for shares to be issued	901	901	-	-
Total liabilities at fair value	$5,070	$901	$-	$4,169

		Level 1		Level 3
	Balance at December 31, 2013	Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$5,226	$-	$-	$5,226
Fair value liability for shares to be issued	1,019	1,019	-	-
Total liabilities at fair value	$6,245	$1,019	$-	$5,226

The following presents the activity in our accrued restructuring liability determined by Level 3 inputs for each of the years ended December 31, 2012 and 2013 (excludes stock to be issued, not carried in this liability account):

	Facility Related Charges
(In thousands)	2012	2013
Balance, January 1	$-	$392
Accruals	860	-
Payments in cash and other decreases	(468)	(380)
Balance, December 31	$392	$12

The following presents activity of the fair value liability of price adjustable warrants determined by Level 3 inputs for the years ended December 31, 2012 and 2013:

		Weighted average as of each measurement date
	Fair value liability for price adjustable warrants (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life (in years)	Risk free rate
Balance at January 1, 2012	$3,481	$0.76	$0.89	124%	5.4	0.90%
Fair value of warrants issued in Notes and Warrants Purchase Agreement	1,647	0.51	0.49	128%	5.5	0.81%
Fair value of warrants issued in amendment 1	255	0.56	0.57	128%	5.5	0.82%
Fair value of warrants issued in amendment 2	270	0.64	0.69	129%	5.5	0.81%
Fair value of warrants issued in amendment 3	386	0.28	0.34	136%	5.5	0.67%
Fair value of warrants issued in amendment 4	364	0.28	0.38	139%	5.5	0.85%
Change in fair value included in consolidated statement of operations	(1,746)	-	-	-	-	-
Fair value of exercised warrants	(488)	0.28	0.65	141%	4.7	0.58%
Balance at December 31, 2012	4,169	0.28	0.46	146%	4.64	0.66%
Fair value of warrants issued in amendment 5	342	0.28	0.37	142%	5.5	1.09%
Fair value of warrants issued in amendment 6	866	0.28	0.24	140%	5.5	1.67%
Change in fair value included in consolidated statement of operations	(151)	-	-	-	-	-
Balance at December 31, 2013	$5,226	$0.28	$0.40	124%	4.08	1.30%

The following presents activity of the fair value liability of price adjustable subscription investment units determined by Level 3 inputs for the years ended December 31, 2012 and 2013:

		Weighted average as of each measurement date
	Fair value liability for price adjustable subscription investment units (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life (in years)	Risk free rate
Balance at January 1, 2012	$4	$0.89	$0.89	115	0.2	-
Expiration of unexercised units	(4)	-	-	-	-	-
Balance at December 31, 2012	$-	$-	$-	-	-	-
Balance at December 31, 2013	$-	$-	$-	-	-	-

Property and Equipment — Long-lived assets include property and equipment. These assets are recorded at our original cost and were increased by the cost of any significant improvements after purchase. Property and equipment assets were depreciated using the straight-line method over the estimated useful life of the individual assets, ranging from three to five years. Leasehold improvements were stated at cost and amortized using the straight-line method over the lesser of the estimated useful life or remaining lease term. Depreciation began when the asset is ready for its intended use. For tax purposes, accelerated depreciation methods are used as allowed by tax laws.

Impairment of Long Lived Assets — We review all of our long-lived assets for impairment indicators throughout the year and perform detailed testing whenever impairment indicators are present. In addition, we perform detailed impairment testing for indefinite-lived intangible assets at least annually at December 31. When necessary, we record charges for impairments. Specifically:

•	For finite-lived intangible assets, such as developed technology rights, and for other long-lived assets, such as property and equipment, we compare the undiscounted amount of the projected cash flows associated with the asset, or asset group, to the carrying amount. If the carrying amount is found to be greater, we record an impairment loss for the excess of book value over fair value. In addition, in all cases of an impairment review, we re-evaluate the remaining useful lives of the assets and modify them, as appropriate.
•	For indefinite-lived intangible assets, such as IPR&D assets, each year and whenever impairment indicators are present, we determine the fair value of the asset and record an impairment loss for the excess of book value over fair value, if any.

Accrued Restructuring — In both 2011 and 2012, we ceased operating leased facilities in Bothell, Washington and recorded an accrued liability for remaining lease termination costs at fair value, based on the remaining payments due under the lease and other costs, reduced by estimated sublease rental income that could be reasonably obtained from the property, and discounted using a credit-adjusted risk-free interest rate. We based our estimated future payments, net of estimated future sublease payments, on current rental rates available in the local real estate market, and our evaluation of the ability to sublease the facility.

Concentration of Credit Risk and Significant Customers — We operate in an industry that is highly regulated, competitive and rapidly changing and involves numerous risks and uncertainties. Significant technological and/or regulatory changes, the emergence of competitive products and other factors could negatively impact our consolidated financial position or results of operations.

We have been dependent on our collaborative and license agreements with a limited number of third parties for a substantial portion of our revenue, and our discovery and development activities may be delayed or reduced if we do not maintain successful collaborative arrangements. We had revenue from collaborators, as a percentage of total revenue, as follows:

	Year Ended December 31,
	2012	2013
Mirna Therapeutics	7%	53%
Tekmira	7%	9%
Arcturus	-	38%
Monsanto	37%	-
Novartis	25%	-
Debiopharm S.A.	14%	-
ProNAI	7%	-
Others	3%	-
Total	100%	100%

Revenue Recognition — Revenue is recognized when persuasive evidence that an arrangement exists, delivery has occurred, collectability is reasonably assured, and fees are fixed or determinable. Deferred revenue expected to be recognized within the next 12 months is classified as current. Substantially all of our revenues are generated from R&D collaborations and licensing arrangements that may involve multiple deliverables. For multiple-deliverable arrangements, judgment is required to evaluate, (a) whether an arrangement involving multiple deliverables contains more than one unit of accounting, and (b) how the arrangement consideration should be measured and allocated to the separate units of accounting in the arrangement. Our R&D arrangements may include upfront non-refundable payments, development milestone payments, R&D funding, patent-based or product sale royalties, and commercial sales. In addition, we may receive revenues from licensing arrangements. For each separate unit of accounting, we have determined that the delivered item has value to the other party on a stand-alone basis, we have objective and reliable evidence of fair value using available internal evidence for the undelivered item(s) and our arrangements generally do not contain a general right of return relative to the delivered item.

Revenue from R&D arrangements is recorded when earned based on the specific terms of the contracts. Upfront non-refundable payments, where we are not providing any continuing services as in the case of a license to our IP, are recognized when the license becomes available to the other party. Upfront nonrefundable payments, where we are providing continuing services related to an R&D effort, are deferred and recognized as revenue over the period the arrangement is in effect. The ability to estimate the total R&D effort and costs can vary significantly for each contract due to the inherent complexities and uncertainties of pharmaceutical R&D. The estimated period of time over which we recognize certain revenues is based upon structured detailed project plans completed by our project managers, who meet regularly with scientists and counterparts from the other party and schedule the key project activities and resources including headcount, facilities and equipment and budgets. These periods generally end on projected milestone dates typically associated with the stages of drug development, e.g. filing of an Investigational New Drug Application (“IND”), initiation of a Phase 1 human clinical trial or filing of a New Drug Application (“NDA”). We typically do not disclose the specific project planning details of an R&D arrangement for competitive reasons and due to confidentiality clauses in our contracts. As drug candidates and drug compounds move through the R&D process, it is necessary to revise these estimates to consider changes to the project plan, portions of which may be outside of our control. The impact on revenue of changes in our estimates and the timing thereof is recognized prospectively over the remaining estimated R&D period.

Milestone payments typically represent nonrefundable payments to be received in conjunction with the uncertain achievement of a specific event identified in the contract, such as initiation or completion of specified development activities or specific regulatory actions such as the filing of an IND. We believe a milestone payment represents the culmination of a distinct earnings process when it is not associated with ongoing research, development or other performance on our part and it is substantive in nature. We recognize such milestone payments as revenue when it becomes due and collection is reasonably assured.

Revenue from R&D funding is generally received for services performed under R&D arrangements and is recognized as services are performed. Payments received in excess of amounts earned are recorded as deferred revenue. Reimbursements received for direct out-of-pocket expenses related to contract R&D costs are recorded as revenue in the consolidated statements of operations rather than as a reduction in expenses.

Royalty and earn-out payment revenues are generally recognized upon commercial product sales by the licensee as reported by the licensee.

R&D Costs — All R&D costs are charged to operations as incurred. R&D expenses consist of costs incurred for internal and external R&D and include direct and research-related overhead expenses. We recognize clinical trial expenses, which are included in R&D expenses, based on a variety of factors, including actual and estimated labor hours, clinical site initiation activities, patient enrollment rates, estimates of external costs and other activity-based factors. We believe that this method best approximates the efforts expended on a clinical trial with the expenses recorded. We adjust our rate of clinical expense recognition if actual results differ from our estimates. As clinical trial activities continue, it is necessary to revise these estimates to consider changes such as changes in the clinical development plan, regulatory requirements, or various other factors, many of which may be outside of our control. The impact of changes in our estimates of clinical trial expenses and the timing thereof, is recognized prospectively over the remaining estimated clinical trial period. The ability to estimate total clinical trial costs can vary significantly due to the inherent complexities and uncertainties of drug development.

Stock-based Compensation — We use Black-Scholes as our method of valuation for stock-based awards. Stock-based compensation expense is based on the value of the portion of the stock-based award that will vest during the period, adjusted for expected forfeitures. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual or updated results differ from our current estimates, such amounts will be recorded in the period the estimates are revised. Black-Scholes requires the input of highly subjective assumptions, and other reasonable assumptions could provide differing results. Our determination of the fair value of stock-based awards on the date of grant using an option pricing model is affected by our stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, the expected life of the award and expected stock price volatility over the term of the award. Stock-based compensation expense is recognized on a straight-line basis over the applicable vesting periods based on the fair value of such stock-based awards on the grant date. Forfeiture rates are estimated based on historical rates and compensation expense is adjusted for general forfeiture rates in each period.

Non-employee option grants are recorded as expense over the vesting period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these stock options, as calculated using Black-Scholes, is re-measured using the fair value of our common stock and the stock-based compensation recognized during the period is adjusted accordingly.

Stock compensation expense for restricted stock awards is recognized on a straight-line basis over the applicable vesting periods based on the fair value of the restricted stock on the grant date.

Net Loss per Common Share — Basic and diluted net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted loss per share excludes the effect of common stock equivalents (stock options, unvested restricted stock, warrants and subscription investment units, convertible debt related shares) since such inclusion in the computation would be anti-dilutive. The following shares have been excluded:

	Year Ended December 31,
	2012	2013
Stock options outstanding	284,829	284,829
Warrants	11,916,801	17,017,601
Shares issuable on optional debt conversion	10,284,323	—
Total	22,485,953	17,302,430

Operating leases — Through October 2012, we occupied our facilities under operating leases. Our lease agreements variously contained tenant improvement allowances, rent holidays, lease premiums, and lease escalation clauses. For purposes of amortization, terms start from the date of initial possession, which is generally when we occupy the facility and begin to make improvements in preparation for intended use. For tenant improvement allowances and rent holidays, we record a deferred rent liability and amortize the deferred rent over the terms as reductions to rent expense. For scheduled rent escalation clauses over the course of the lease term or for rental payments commencing at a date other than the date of initial right to occupy, we record rental expense on a straight-line basis over the lease term.

Notes Payable — Notes payable are recorded under liabilities, classified into short and long term, depending on the principal due in the subsequent twelve months. Interest is either accrued or paid according to the terms of the notes. Costs associated with the issuance of debt, such as legal fees, are recorded as prepaid expenses and are amortized on a straight-line basis over the period to maturity of the debt.

Note amendments and changes must be analyzed for correct accounting application based on our financial condition and the changes in the debt instrument features and terms. For each amendment, a series of analyses is performed to determine whether the debt was a troubled debt restructuring (“TDR”), as defined by conditions of default, our financial state and ability to repay loan, and whether the lender made a concession. A creditor is deemed to have granted a concession if the debtor’s effective borrowing rate on the restructured debt is less than the effective borrowing rate of the old debt immediately before the restructuring. If an amendment is determined to be a TDR, the Company compares the carrying value of the debt at the time of the restructuring to the total future cash payments of the new terms and a new effective interest rate is determined and the fair value of equity instruments issued is immediately charged to expense. If an amendment is not a TDR, then the Company performs a further analysis to determine if the amended terms are “substantially different” from the existing debt facility. The debt is considered extinguished if the present value of the cash flows under the terms of the new debt instrument is at least 10 percent different from the present value of the remaining cash flows under the terms of the original instrument. The new debt instrument is initially recorded at fair value, and that amount is used to determine the debt extinguishment gain or loss recognized and the effective rate of the new instrument. If it is determined that the original and new debt instruments are not substantially different, then a new effective interest rate is determined based on the carrying amount of the original debt instrument resulting from the modification, and the revised cash flows. If the exchange or modification is to be accounted for in the same manner as a debt extinguishment and the new debt instrument is initially recorded at fair value, then the fees paid including the fair value of warrants issued are included in the debt extinguishment gain or loss. If the exchange or modification is not to be accounted for in the same manner as a debt extinguishment, then the fees paid including the fair value of warrants issued are amortized as an adjustment of interest expense over the remaining term of the replacement or modified debt instrument using the interest method.

Income Taxes — Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in years in which those temporary differences are expected to be recovered or pledged. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Tax benefits in excess of stock-based compensation expense recorded for financial reporting purposes relating to stock-based awards will be credited to additional paid-in capital in the period the related tax deductions are realized. Our policy for recording interest and penalties associated with audits is to record such items as a component of loss before taxes.

We assess the likelihood that our deferred tax assets will be recovered from existing deferred tax liabilities or future taxable income. Factors we considered in making such an assessment include, but are not limited to, estimated utilization limitations of operating loss and tax credit carry-forwards, expected reversals of deferred tax liabilities, past performance, including our history of operating results, our recent history of generating tax losses, our history of recovering net operating loss carry-forwards for tax purposes and our expectation of future taxable income. We recognize a valuation allowance to reduce such deferred tax assets to amounts that are more likely than not to be ultimately realized. To the extent that we establish a valuation allowance or change this allowance, we would recognize a tax provision or benefit in the consolidated statements of operations. We use our judgment to determine estimates associated with the calculation of our provision or benefit for income taxes, and in our evaluation of the need for a valuation allowance recorded against our net deferred tax assets.